Derivative liability (Tables)	3 Months Ended
Mar. 31, 2019
Derivative Liability [Abstract]
Schedule of changes in fair values of the derivative liability
	March 31, 2019	December 31, 2018
Balance, beginning	$4,752,875	$3,655,690
Warrants issued	-	8,935,289
Warrants exercised	(607,133)	(131,053)
Changes in fair value of derivative liabilities	14,066,610	(7,707,051)
Balance, ending	$18,212,352	$4,752,875